Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Trial Services (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended				1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 15, 2013 Clinical Trial Services	Sep. 30, 2013 Clinical Trial Services
Business Acquisition [Line Items]
Property, plant and equipment					$ 339
Goodwill	360,648		315,441	253,393	43,877 [1]
Cash and cash equivalents					1,039
Accounts receivable					9,185
Unbilled revenue					2,128
Prepayments and other current assets					414
Other liabilities					(2,835)
Liability arising from contingent consideration arrangement					(2,250)
Net assets acquired					51,897
Cash consideration	93,752	68,995			51,897
Contingent consideration					2,250	2,250
Amount of total consideration					54,147
Liabilities included in preliminary purchase price allocation re contingent consideration					(2,250)	(2,250)
Net assets acquired					$ 51,897

[1]	Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.